Investments in Unconsolidated Real Estate Ventures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments in Unconsolidated Real Estate Ventures
The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in Canada (the “JV Properties”) (in thousands):

JV Property	Date Real Estate Venture Became Operational	Carrying Value of Investment as of September 30, 2024	Carrying Value of Investment as of December 31, 2023
Dupont (1)(6)	October 2019	$3,731	$3,975
East York (2)(6)	June 2020	5,667	5,663
Brampton (2)(6)	November 2020	1,979	1,975
Vaughan (2)(6)	January 2021	2,222	2,297
Oshawa (2)(6)	August 2021	1,348	1,275
Scarborough (2)(5)	November 2021	2,377	2,343
Aurora (1)(5)	December 2022	2,177	2,481
Kingspoint (2)(5)	March 2023	3,568	3,947
Whitby (4)	January 2024	8,221	7,076
Markham (1)(7)	May 2024	2,639	2,064
Regent (3)	Under Development	2,743	2,736

		$36,672	$35,832

(1)	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
(2)	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
(3)	This property was leased as a single tenant industrial lease as of September 30, 2024. The joint venture plans to develop this property into a self storage facility in the future.
(4)	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.
(5)	As of September 30, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan II (defined below).
(6)	As of September 30, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan (defined below).
(7)	This property is encumbered by a first mortgage pursuant to the SmartCentres Financings (defined below).

The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in Canada (the “JV Properties”):

JV Property	Date Real Estate Venture Became Operational	Carrying Value of Investment as of December 31, 2023	Carrying Value of Investment as of December 31, 2022
Dupont (1)	October 2019	$3,974,813	$4,245,434
East York (2)	June 2020	5,662,757	6,039,951
Brampton (2)	November 2020	1,974,811	2,166,186
Vaughan (2)	January 2021	2,297,273	2,625,089
Oshawa (2)	August 2021	1,274,680	1,506,798
Scarborough (2)	November 2021	2,342,720	2,364,175
Aurora (1)	December 2022	2,480,800	2,546,407
Kingspoint (2)	March 2023	3,947,014	3,342,969
Markham (1)	Under Development	2,063,919	1,038,541
Regent (3)	Under Development	2,737,202	2,646,532
Whitby (4)	Under Development	7,075,611	—

		$35,831,600	$28,522,082

(1)	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
(2)	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
(3)	This property is currently leased as a single tenant industrial lease. The joint venture plans to develop this property into a self storage facility in the future.
(4)	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.